21. TAXES PAYABLE AND AMOUNTS TO BE REFUNDED TO CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of taxes, income tax and social contribution tax [abstract]
Schedule of taxes and amounts to be restituted to customers
	2020	2019 (Restated)	01/01/2019 (Restated)
Current
ICMS	112	112	168
COFINS (2)	184	177	182
PIS/PASEP (2)	41	39	39
INSS	29	25	23
Others (1)	140	58	41
	506	411	453

Non-current
COFINS (3)	216	186	206
PIS/PASEP (3)	47	41	43
	263	227	249
	769	638	702

Amounts to be refunded to customers
Current
PIS/PASEP and COFINS	448	—	—
Non-current
PIS/PASEP and COFINS	3,570	4,193	1,124
	4,018	4,193	1,124
(1)	This includes the withholding income tax on Interest on equity paid in January 2020, in accordance with the tax legislation.
(2)	Includes Cofins and PIS/Pasep recognized in current liability includes the deferred taxes related to the interest revenue arising from the financing component in contract asset and to the revenue of construction and upgrade associated with the transmission concession contract, whose consideration will be received in at least twelve months after the reporting period. For more information, see note 2.8 and 15.
(3)	The deferral of PIS/Pasep and Cofins taxes related to the interest revenue arising from the financing component in contract asset and to the revenue of construction and upgrade associated with the transmission concession contract, whose consideration will be received in at least twelve months after the reporting period. For more information, see note 2.8 and 15.